Trade accounts receivable, Changes in allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Changes in allowance for doubtful accounts [Abstract]
Opening balance	R$ (157,247)	[1]	R$ (155,341)
Additional allowance	(7,544)		(112,464)
Reversal of allowance	44		121,217
Change in accounting practice	3,492		0
Closing balance	R$ (161,255)	[1]	R$ (146,588)

[1]	The Company applied the simplified approach and record lifetime expected losses on all its accounts receivable from customers. The Company carried out a historical study of the behavior of the portfolio, creating a risk matrix by age range.